Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of components of the lease costs

The components of the lease costs and supplemental cash flow information relating to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$5,209	$5,488	$2,726
Short-term and variable lease cost	3,996	3,417	2,699
Total lease cost	$9,205	$8,905	$5,425

Schedule of supplemental cash flow information

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$8,935	$6,539
Operating ROU assets obtained in exchange for lease obligations	$—	$22,494
Weighted average remaining lease term - operating leases (years)	6.8	7.8
Weighted average discount rate - operating leases	7.86%	7.83%

Schedule of undiscounted future lease payments for non-cancelable operating leases

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of September 30, 2024
2024 (remainder)	$1,807
2025	7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	47,918
Less: imputed interest	9,427
Total operating lease liabilities	$38,491

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2023
2024	$7,094
2025	7,254
2026	7,408
2027	7,641
2028	7,880
Thereafter	15,741
Total lease payments	$53,018
Less: imputed interest	(11,554)
Total operating lease liabilities	$41,464

Schedule of balance sheet information

Operating lease balances presented on the Consolidated Balance Sheets were as follows (in thousands):

As of December 31, 2023
Operating lease ROU assets	$18,251

Operating lease liabilities	$4,241
Operating lease liabilities, net of current portion	37,223
Total operating lease liabilities	$41,464